EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share
The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2017	2016	2015
Net income for the year attributable to owners of the Company	30,539	35,876	31,653
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	34,919	34,402	33,960
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	36,094	35,413	35,013
BASIC EARNINGS PER SHARE	$0.87	$1.04	$0.93
DILUTED EARNINGS PER SHARE	$0.84	$1.01	$0.90

Potentially anti-dilutive ordinary shares excluded from the weight average number of ordinary shares for diluted earnings per share
The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2017	2016	2015
Shares deemed to be issued in respect of employee options	603,159	1,021,250	748,198